REGULATORY MATTERS Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory assets	$ 17	$ 18		$ 53
Non-current regulatory assets	211	197		247
Current regulatory liabilities	(195)	(183)		(129)
Non-current regulatory liabilities	(621)	(619)		(249)
Net regulatory liability	(21)	(35)		(1)
Revenue Deferrals, Including Accrued Interest
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory liabilities	(35)	(38)	[1]	(9)	[1]
Non-current regulatory liabilities	(27)	(26)	[1]	(32)	[1]
Revenue Accruals, Including Accrued Interest
Schedule of Regulatory Assets and Liabilities [Line Items]
Current regulatory assets	16	18	[2]	24	[2]
Non-current regulatory assets	$ 25	$ 11	[2]	$ 16	[2]

[1]	Refer to discussion of revenue deferrals in Note 5 under ?Cost-Based Formula Rates with True-Up Mechanism.? Our Regulated Operating Subsidiaries accrue interest on the true-up amounts which will be refunded through rates along with the principal amount of revenue deferrals in future periods.
[2]	Refer to discussion of revenue accruals in Note 5 under ?Cost-Based Formula Rates with True-Up Mechanism.? Our Regulated Operating Subsidiaries do not earn a return on the balance of these regulatory assets, but do accrue interest carrying costs, which are subject to rate recovery along with the principal amount of the revenue accrual.